Share-based Compensation (Details 4) shares in Thousands	12 Months Ended
Dec. 31, 2015 shares
Restricted Stock Units (RSU)
Share Based Compensation
Number Outstanding/ Exercisable	88,311
Weighted Average Remaining Contractual Life	3 years 1 month 10 days
Performance-based settled in stock
Share Based Compensation
Number Outstanding/ Exercisable	9,543
Weighted Average Remaining Contractual Life	2 years 9 months 29 days
Time-based-settled in stock/cash
Share Based Compensation
Number Outstanding/ Exercisable	61,443
Weighted Average Remaining Contractual Life	3 years 4 months 21 days
Time-based-settled in stock
Share Based Compensation
Number Outstanding/ Exercisable	17,325
Weighted Average Remaining Contractual Life	2 years 3 months 15 days